Tax Situation (Details) - Schedule of consolidated pretax income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Consolidated Pretax Income [Abstract]
Loss before income tax	S/ (230,708)	S/ (28,637)	S/ (144,082)
Income tax by applying local applicable tax rates on profit generated in the respective countries	(68,537)	(7,879)	(43,830)
Tax effect on:
- Non-deductible expenses	143,627	33,489	47,761
- Change in prior years estimations	26,486	8,492	2,213
- Unrecognized deferred income tax asset	26,518	1,459	24,930
- Provision of tax contingencies	3,631	14,240	(3,421)
- Equity method (profit) loss	350	254	(227)
- Non-taxable income	(914)	(57)	(22)
- Others	185	(3,593)	(736)
Income tax	S/ 131,346	S/ 46,405	S/ 54,172